MEMORANDUM OF CHANGES

                       VAN KAMPEN UNITS TRUSTS, SERIES 796


         The Prospectus filed with Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 796 on September 23, 2008. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

         Front Cover Page. The date of the Prospectus has been completed and the preliminary prospectus disclosure has been removed.

         Balanced Market Allocation Strategy - Principal Investment Strategy. In the first paragraph of the section entitled "Principal Investment Strategy," the selection date for the Strategies has been provided. In the third paragraph of this section, the percentage of exchange-traded funds in the Portfolio that are classified as "non-diversified" under the 1940 Act has been provided. Also, in the thirteenth paragraph of this section, the equity market percentage of the S&P MidCap 400 Index has been provided.

         The "Fee Table," "Example," and "Essential Information" sections have been completed.

         The "Portfolio" page and notes thereto have been completed.

         The "Report of Independent Registered Public Accounting Firm" page has been completed.

         The "Statement of Condition" page has been completed.

         Back Cover Page.  The date of the Prospectus has been completed.